Debt - Schedule of Maturities of Long-term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturities Of Debt [Line Items]
Long-term Debt	$ 211,306	$ 191,596
Capital Lease Obligations	$ 2,509	2,221
Starry, Inc [Member]
Maturities Of Debt [Line Items]
Long-term Debt		191,596	$ 133,932
Capital Lease Obligations		2,221	$ 1,609
Starry, Inc [Member] | Term Loans [Member]
Maturities Of Debt [Line Items]
2022		0
2023		0
2024		202,671
2025		0
Long-term Debt		202,671
Less: imputed interest		0
Total future maturities		202,671
Starry, Inc [Member] | Capital Lease Obligations [Member]
Maturities Of Debt [Line Items]
2022		1,092
2023		731
2024		452
2025		146
Capital Lease Obligations		2,421
Less: imputed interest		(200)
Total future maturities		$ 2,221